SEGMENT INFORMATION (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segments, Geographical Areas [Abstract]
Revenue		$ 1,378,458	$ 1,188,893	$ 1,093,830
Long-lived and Right-of-Use Assets	[1]	128,364	120,952
Reportable Geographical Components [Member] | Israel [Member]
Segments, Geographical Areas [Abstract]
Revenue		190,615	176,014	163,632
Long-lived and Right-of-Use Assets	[1]	69,447	62,172
Reportable Geographical Components [Member] | United Kingdom [Member]
Segments, Geographical Areas [Abstract]
Revenue		69,858	50,996	41,339
Long-lived and Right-of-Use Assets	[1]	11,706	13,531
Reportable Geographical Components [Member] | United States [Member]
Segments, Geographical Areas [Abstract]
Revenue		535,349	511,982	547,722
Long-lived and Right-of-Use Assets	[1]	41,549	37,208
Reportable Geographical Components [Member] | Germany [Member]
Segments, Geographical Areas [Abstract]
Revenue		147,808	103,154	82,945
Reportable Geographical Components [Member] | France [Member]
Segments, Geographical Areas [Abstract]
Revenue		56,614	50,646	36,456
Reportable Geographical Components [Member] | Rest of the World [Member]
Segments, Geographical Areas [Abstract]
Revenue		378,214	296,101	$ 221,736
Long-lived and Right-of-Use Assets	[1]	$ 5,662	$ 8,041

[1]	Long-lived assets are comprised of property and equipment, net and operating lease right-of-use assets, net.